5. Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of allocation purchase price
Identifiable assets acquired and liabilities assumed
Cash	$364
Account and other receivables	970
Inventories	2,302
Property, plant and equipment	3,065
Identifiable intangible assets	3,043
Prepaid expenses and other assets, current and non-current	656
Accounts payables	(1,557)
Accrued and other liabilities	(2,335)
Deferred tax liabilities	(624)
Other long-term liabilities	(771)
Identifiable assets acquired and liabilities assumed (a)	5,113
Consideration (b)	9,033
Goodwill (b-a)	$3,920